Convertible Notes (Details Narrative)																																																										1 Months Ended	12 Months Ended
	Mar. 25, 2020 USD ($)	Mar. 05, 2020 USD ($)	Mar. 03, 2020 Integer	Feb. 19, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jan. 07, 2020 USD ($) Integer	Nov. 26, 2019 USD ($) Integer	Nov. 22, 2019 USD ($)	Oct. 03, 2019 USD ($)	Oct. 02, 2019 USD ($)	Sep. 04, 2019 USD ($)	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 08, 2019 USD ($)	Jul. 03, 2019 USD ($) Integer	May 23, 2019 USD ($) $ / shares	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($) Integer	Oct. 02, 2018 USD ($) Integer	Sep. 12, 2018 USD ($)	Sep. 06, 2018 USD ($)	Aug. 29, 2018 USD ($) Integer	Aug. 28, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Jun. 29, 2018 USD ($) Integer	Jun. 27, 2018 USD ($)	Jun. 26, 2018 USD ($)	Jun. 14, 2018 USD ($)	May 31, 2018 USD ($)	May 18, 2018 USD ($)	May 15, 2018 USD ($) Integer	Apr. 13, 2018 USD ($) Integer	Mar. 23, 2018 USD ($) Integer	Mar. 12, 2018 USD ($)	Mar. 05, 2018 USD ($) Integer	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 25, 2018 USD ($)	Jan. 22, 2018 USD ($) Integer	Dec. 29, 2017 USD ($) Integer	Dec. 06, 2017 USD ($)	Nov. 03, 2017 USD ($) Integer $ / shares	Sep. 21, 2017 USD ($) Integer	Sep. 14, 2017 USD ($)	Aug. 10, 2017 USD ($) Integer	Aug. 09, 2017 USD ($) Integer	Jul. 24, 2017 USD ($) Integer	Jul. 05, 2017 USD ($)	Jun. 03, 2017 USD ($)	May 04, 2017 USD ($)	Apr. 11, 2017 USD ($)	Mar. 01, 2017 USD ($) Integer	Jan. 27, 2017 USD ($) Integer	Dec. 12, 2016 USD ($) Integer	Apr. 30, 2020	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 12, 2020 USD ($)	Sep. 10, 2019 $ / shares shares	Aug. 31, 2019 $ / shares shares	Jun. 24, 2019 $ / shares	Feb. 25, 2019 USD ($)	Nov. 07, 2018 USD ($)	Oct. 03, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Common stock trading volume, percent																																																											4.99%
Debt premium amount																																																											$ 574,804	$ 613,003
Common stock, par value | $ / shares																																																											$ 0.001	$ 0.001				$ 0.001
Original issue discount																																																											$ 126,667	$ 131,893
Proceeds from convertible debt																																																											1,591,250	1,369,000
Additional paid in capital																																																											50,656,031	45,713,322
Embedded derivative, fair value of embedded derivative liability																																																											177,009	698,264
Amortization of debt discount																																																											734,130	389,673
Warrants to purchase of common stock, shares | shares																																																														1,000,000
Warrants exercise price per share | $ / shares																																																														$ 2.00
Reclassified premium amount for additional paid in capital																																																											836,724	767,000
First Warrant [Member]
Warrants to purchase of common stock, shares | shares																																																															450,000
Warrants exercise price per share | $ / shares																																																															$ 2.25
Second Warrant [Member]
Warrants to purchase of common stock, shares | shares																																																															300,000
Warrants exercise price per share | $ / shares																																																															$ 3.33
Third Warrant [Member]
Warrants to purchase of common stock, shares | shares																																																															225,000
Warrants exercise price per share | $ / shares																																																															$ 4.50
June 2018 Coventry Enterprises Note [Member]
Convertible debt principal amount																																																												100,000
Accrued interest																																																												7,479
June 2018 Coventry Enterprises Back-End Note [Member]
Convertible debt principal amount																																																												100,000
Accrued interest																																																												8,137
Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Accrued interest																																																											43,176
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																									8.00%
Convertible debt principal amount																																																									$ 100,000
Debt maturity date																																																									Dec. 12, 2017
Debt instrument, term																																																									1 year
Common stock trading volume, percent																																																									60.00%
Common stock trading days | Integer																																																									10
Payment of notes receivable																																																						$ 100,000
Legal fees																																																						5,000
Proceed from note receivable net																																																						$ 95,000
Debt premium amount																																																									$ 66,667
Convertible debt outstanding balance
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 12 Note [Member]
Accrued interest																																																																				$ 8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 12 Eagle Back-End Note [Member]
Convertible debt principal amount																																																												100,000
Accrued interest																																																												13,144
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																								8.00%
Convertible debt principal amount																																																				$ 190,000				$ 230,000
Debt maturity date																																																								Sep. 27, 2017
Debt instrument, term																																																								1 year
Common stock trading volume, percent																																																								60.00%
Common stock trading days | Integer																																																								10
Payment of notes receivable																																																					$ 40,000
Legal fees																																																				$ 11,250
Debt premium amount																																																								$ 153,333
Convertible debt outstanding balance
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Note [Member]
Accrued interest																																																																				14,988
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																												230,000
Accrued interest																																																												33,356
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																							8.00%
Convertible debt principal amount																																																							$ 220,500
Debt maturity date																																																							Mar. 01, 2018
Common stock trading volume, percent																																																							60.00%
Common stock trading days | Integer																																																							10
Payment of notes receivable																																																			$ 220,500
Legal fees																																																			10,500
Proceed from note receivable net																																																			$ 210,000
Debt premium amount																																																							$ 147,000
Convertible debt outstanding balance
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Note [Member]
Accrued interest																																																																				20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																												220,500
Accrued interest																																																												19,526
August 9, 2017 Securities Purchase Agreement [Member] | August 2017 Eagle Note [Member]
Convertible debt principal amount																																																												200,000
Accrued interest																																																												30,568
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																	8.00%
Convertible debt principal amount																																																	$ 200,000
Debt maturity date																																																	Aug. 08, 2018
Debt instrument, term																																																	1 year
Common stock trading volume, percent																																																	60.00%
Common stock trading days | Integer																																																	10
Payment of notes receivable																																															$ 200,000
Legal fees																																															10,000
Proceed from note receivable net																																															$ 190,000
Debt premium amount																																																	$ 133,333
Convertible debt outstanding balance
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Note [Member]
Convertible debt principal amount																																																												80,000								120,000
Accrued interest																																																												6,850								5,273
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																													8.00%
Convertible debt principal amount																																													$ 200,000
Debt maturity date																																													Jun. 25, 2018
Debt instrument, term																																													1 year
Common stock trading volume, percent																																													60.00%
Common stock trading days | Integer																																													10
Payment of notes receivable																																												$ 200,000
Legal fees																																												10,000
Proceed from note receivable net																																												$ 190,000
Debt premium amount																																													$ 133,333
Convertible debt outstanding balance
Common stock, par value | $ / shares																																													$ 0.001
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Note [Member]
Accrued interest																																																												14,653
December 29, 2017 Securities Purchase Agreement [Member]
Accrued interest																																																											24,751
December 29, 2017 Securities Purchase Agreement [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																																											0
Accrued interest																																																											0	43,535
Debt conversion of converted amount																																																											171,965	171,965
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																																											8.00%
Convertible debt principal amount																																											$ 532,435																	360,470
Debt premium amount																																											354,956
Original issue discount																																											$ 25,354
Additional paid in capital																																																												240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note One [Member]
Convertible debt principal amount																																																											171,965
Additional paid in capital																																																											114,643
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt outstanding balance
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																																												360,470
Debt maturity date																																											Dec. 29, 2018
Common stock trading volume, percent																																											60.00%
Common stock trading days | Integer																																											10
Accrued interest																																																												20,065
Proceeds from convertible debt																																											$ 507,081
Debt instrument, default, interest rate																																											24.00%
June 14, 2018 Securities Purchase Agreement [Member] | July 2018 Coventry Note [Member]
Debt instrument, interest rate, stated percentage																												8.00%
Convertible debt principal amount																												$ 200,000
Debt maturity date																												Jun. 29, 2019
Common stock trading volume, percent																												65.00%
Common stock trading days | Integer																												10
Debt premium amount																												$ 63,934
Debt instrument, default, interest rate																												24.00%
Percentage of outstanding shares of common stock																												9.90%
June 14, 2018 Securities Purchase Agreement [Member] | First Note [Member]
Legal fees																												$ 95,000
Prepayment penalty																												100,000
June 14, 2018 Securities Purchase Agreement [Member] | Second Note [Member]
Prepayment penalty																												100,000
Collateralized secured note																												$ 100,000
June 14, 2018 Securities Purchase Agreement [Member] | Coventry Enterprise Note [Member]
Payment of notes receivable																							$ 100,000
Legal fees																							$ 5,000
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt outstanding balance
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																															8.00%
Convertible debt principal amount																															$ 105,000																													105,000
Debt maturity date																															Jun. 14, 2019
Accrued interest																																																												6,674
Additional paid in capital																															$ 70,000
Debt instrument, default, interest rate																															24.00%
Debt instrument, principal payment																															$ 5,000
Debt instrument, description																															For shares of the Company's common stock at a price equal to 60% of the lowest closing bid price of the Company's common stock as reported on the OTC quotation system for the ten prior trading days, including the day upon which the Company receives a notice of conversion from Eagle Equities. However, in the event that the Company's common stock is restricted by the Depository Trust Company ("DTC") for any reason, the Conversion Price shall be lowered to 50% of the lowest closing bid price for the duration of such restriction. If the Company fails to maintain a reserve of shares of its common stock at least four times the number of shares issuable upon conversion of the Note for at least 60 days after the issuance of the Note, the conversion discount shall be increased by 10%. Notwithstanding the foregoing, Eagle Equities shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock. The June 2018 Eagle Note was treated as stock settled debt under ASC 480 and accordingly, the Company recorded a $70,000 put premium which was released to additional paid in capital upon conversion of the note as discussed above.
July 13, 2018 Securities Purchase Agreement [Member] | July 2018 Eagle Note [Member]
Convertible debt principal amount																																																												75,000
Accrued interest																																																												5,786
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, default, interest rate																																																										24.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																											8.00%
Convertible debt principal amount																											$ 75,000																																0
Debt maturity date																											Jul. 13, 2019
Common stock trading volume, percent																											60.00%
Common stock trading days | Integer																											10
Legal fees																										$ 3,750
Debt premium amount																											$ 50,000
Accrued interest																											0																																9,300
Proceeds from convertible debt																										$ 71,250
Debt conversion of converted amount																																																											75,000
Additional paid in capital																											$ 50,000
Debt instrument, default, interest rate																										24.00%
Percentage of outstanding shares of common stock																											4.99%
August 29, 2018 Securities Purchase Agreement [Member]
Accrued interest																																																											3,788
Debt conversion of converted amount																																																											25,500
August 29, 2018 Securities Purchase Agreement [Member] | August 2018 Eagle Note [Member]
Convertible debt principal amount																																																											79,500	105,000
Debt premium amount																																																											70,000
Accrued interest																																																											11,663	7,042
Additional paid in capital																																																											17,000
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																								8.00%
Convertible debt principal amount																								$ 105,000
Debt maturity date																								Aug. 29, 2019
Common stock trading volume, percent																								60.00%
Common stock trading days | Integer																								10
Debt instrument, default, interest rate																								24.00%																																		24.00%
Percentage of outstanding shares of common stock																								4.99%
Debt original issue discount, rate																								10.00%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent																								50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, default, interest rate																																																										24.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																					8.00%
Convertible debt principal amount																					$ 210,000																																						0	210,000
Debt maturity date																					Oct. 02, 2019
Common stock trading volume, percent																					60.00%
Common stock trading days | Integer																					10
Debt premium amount																					$ 140,000
Accrued interest																					$ 25,725																																						0	12,473
Debt conversion of converted amount																																																											210,000
Additional paid in capital																																																											140,000
Debt instrument, default, interest rate																					24.00%
Percentage of outstanding shares of common stock																					4.99%
Debt instrument principal payment																					$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																					8.00%
Convertible debt principal amount																					$ 212,000																																						35,820	35,820							$ 106,000
Debt maturity date																					Oct. 02, 2019
Common stock trading volume, percent																					61.00%
Common stock trading days | Integer																					10
Debt premium amount																					$ 67,771																																						22,901	44,690
Accrued interest																																																											2,434	8,531
Proceeds from convertible debt																					$ 100,700
Debt instrument, default, interest rate																					24.00%
Percentage of outstanding shares of common stock																					4.99%
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | First Note [Member]
Proceeds from convertible debt																					$ 106,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member] | Second Note [Member]
Accrued interest																																																											3,601
Proceeds from convertible debt																					106,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																																																											106,000
Debt premium amount																																																											67,770
November 30, 2018 Securities Purchase Agreement [Member]
Accrued interest																																																											12,832
Debt conversion of converted amount																																																											105,000
November 30, 2018 Securities Purchase Agreement [Member] | November 2018 Eagle Note [Member]
Convertible debt principal amount																																																											0
Debt premium amount																																																											67,131
Additional paid in capital																																																											67,131
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																				8.00%
Convertible debt principal amount																				$ 105,000																																							0	105,000
Debt maturity date																				Nov. 30, 2019
Common stock trading volume, percent																				61.00%
Common stock trading days | Integer																				10
Accrued interest																																																											0	4,879
Debt instrument, default, interest rate																				24.00%																																						24.00%
Percentage of outstanding shares of common stock																				4.99%
Debt original issue discount, rate																				10.00%
Debt instrument principal payment																				$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent																				51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																			8.00%
Convertible debt principal amount																			$ 126,000																																								126,000	126,000
Debt maturity date																			Dec. 24, 2019
Common stock trading volume, percent																			61.00%
Common stock trading days | Integer																			10
Debt premium amount																			$ 80,557
Accrued interest																																																											15,327	5,220
Debt instrument, default, interest rate																			24.00%																																							24.00%
Percentage of outstanding shares of common stock																			4.99%
Debt original issue discount, rate																			10.00%
Debt instrument principal payment																			$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent																			51.00%
December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																																											205,500	792,965
Accrued interest																																																											26,990	55,675
July 24, 2017 Securities Purchase Agreement [Member] | July 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																																		8.00%
Convertible debt principal amount																																																		$ 160,000
Debt maturity date																																																		Mar. 24, 2018
Common stock trading volume, percent																																																		62.00%
Common stock trading days | Integer																																																		10
Accrued interest																																																																				8,169
July 24, 2017 Securities Purchase Agreement [Member] | July 2017 GS Note Receivable [Member]
Payment of notes receivable																																									$ 160,000
Legal fees																																									8,000
Proceed from note receivable net																																									152,000
Debt premium amount																																									$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | July 2017 GS Back-End Note [Member]
Convertible debt principal amount																																																												35,000								125,000
Accrued interest																																																												5,829								3,420
September 21, 2017 Securities Purchase Agreement [Member] | September 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																														8.00%
Convertible debt principal amount																																														$ 160,000														130,000								30,000
Debt maturity date																																														Sep. 12, 2018
Common stock trading volume, percent																																														62.00%
Common stock trading days | Integer																																														10
Accrued interest																																																												9,695								1,289
September 21, 2017 Securities Purchase Agreement [Member] | September 2017 GS Note Receivable [Member]
Payment of notes receivable																																							$ 160,000
Legal fees																																							8,000
Proceed from note receivable net																																							152,000
September 21, 2017 Securities Purchase Agreement [Member] | September 2017 GS Back-End Note [Member]
Convertible debt principal amount																																																												160,000
Debt premium amount																																							$ 98,065
Accrued interest																																																												7,119
March 23, 2018 Securities Purchase Agreement [Member] | March 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debt principal amount																																				$ 160,000																								106,000
Debt maturity date																																				Mar. 23, 2019
Common stock trading volume, percent																																				62.00%
Common stock trading days | Integer																																				10
Accrued interest																																																												2,765
March 23, 2018 Securities Purchase Agreement [Member] | March 2018 GS Note Receivable [Member]
Payment of notes receivable																																$ 106,000
Legal fees																																5,300
Proceed from note receivable net																																100,700
March 23, 2018 Securities Purchase Agreement [Member] | March 2018 GS Back-End Note [Member]
Convertible debt principal amount																																																												106,000
Debt premium amount																																$ 64,968
Accrued interest																																																												4,740
April 13, 2018 Securities Purchase Agreement [Member] | April 2018 GS Notes [Member]
Debt instrument, interest rate, stated percentage																																			8.00%
Convertible debt principal amount																																			$ 150,000																									150,000
Debt maturity date																																			Apr. 13, 2019
Common stock trading volume, percent																																			61.00%
Common stock trading days | Integer																																			10
Accrued interest																																																												9,632
April 13, 2018 Securities Purchase Agreement [Member] | April 2018 GS Note Receivable [Member]
Payment of notes receivable																						$ 150,000
Legal fees																						7,500
Proceed from note receivable net																						142,500
April 13, 2018 Securities Purchase Agreement [Member] | April 2018 GS Back-End Note [Member]
Convertible debt principal amount																																																												150,000
Debt premium amount																						$ 95,902
Accrued interest																																																												1,606
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																																																												106,000
Accrued interest																																																												5,715
Securities Purchase Agreement [Member]
Original issue discount																																																											836,724	767,000
Amortization of debt discount																																																											728,904	243,850
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member]
Debt instrument, interest rate, stated percentage						8.00%
Convertible debt principal amount						$ 110,250																																																					110,250
Debt maturity date						Jan. 13, 2021
Legal fees						$ 5,000
Debt premium amount						59,365
Accrued interest																																																											4,073
Original issue discount						5,250
Debt conversion of converted amount						$ 100,000
Debt instrument, default, interest rate						24.00%
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member] | Minimum [Member]
Common stock trading volume, percent						35.00%
Debt instrument, default, interest rate						120.00%
Percentage of outstanding shares of common stock						4.99%
Debt instrument, description						The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note is in effect shall be fixed at $2.50 and thereafter shall be equal to a 35% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Ader Alef shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company.
Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member] | Maximum [Member]
Debt instrument, default, interest rate						150.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount																																																											0
Accrued interest																																																											2,658
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member]
Debt instrument, interest rate, stated percentage					10.00%
Convertible debt principal amount					$ 58,000																																																						58,000
Debt maturity date					Jan. 22, 2021
Common stock trading volume, percent					40.00%
Legal fees					$ 2,500
Debt premium amount					38,667
Accrued interest																																																											2,542
Original issue discount					$ 3,500
Debt instrument, default, interest rate					24.00%
Percentage of outstanding shares of common stock					4.99%
Debt conversion, description					The conversion price for the January 22, 2020 GS Capital Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GS Capital shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GS Capital and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GS Capital to the Company.
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member] | Minimum [Member]
Proceeds from convertible debt					$ 52,000
Debt default amount percentage					112.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member] | Maximum [Member]
Debt default amount percentage					130.00%
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Debt instrument, interest rate, stated percentage															10.00%
Convertible debt principal amount														$ 295,000	$ 320,000																																												0
Debt maturity date															Jul. 30, 2020
Common stock trading volume, percent															65.00%
Legal fees														10,000
Debt premium amount															$ 172,308
Accrued interest															0																																												23,220
Original issue discount															$ 25,000
Proceeds from convertible debt														$ 285,000
Debt conversion of converted amount																																																											320,000
Debt instrument, default, interest rate															24.00%
Percentage of outstanding shares of common stock														4.99%	120.00%
Debt instrument, description															Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days' prior written notice by the Holder to the Company).
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Debt instrument, interest rate, stated percentage													10.00%
Convertible debt principal amount												$ 550,000	$ 550,000																																														358,965
Debt maturity date													Aug. 30, 2020
Common stock trading volume, percent												60.00%
Legal fees												$ 5,000
Debt premium amount													$ 366,667
Accrued interest																																																											486
Proceeds from convertible debt												$ 505,000
Debt conversion of converted amount																																																											$ 191,035
Debt instrument, default, interest rate													24.00%
Percentage of outstanding shares of common stock												1.99%	125.00%																																														4.99%
Debt instrument, description													Upon the holder's election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any. The conversion price for the August 30, 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price on the date of conversion. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Diligence fees												$ 40,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock, shares | shares													450,000
Warrants exercise price per share | $ / shares													$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock, shares | shares													300,000
Warrants exercise price per share | $ / shares													$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock, shares | shares													225,000
Warrants exercise price per share | $ / shares													$ 4.50
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Maximum [Member]
Convertible debt principal amount													$ 15,000
Debt premium amount													$ 127,356
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member]
Convertible debt principal amount																																																											$ 101,000
Debt premium amount											$ 67,333
Accrued interest																																																											5,082
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member]
Debt instrument, interest rate, stated percentage											8.00%
Convertible debt principal amount											$ 131,000																																																30,000
Debt maturity date											Oct. 01, 2020
Debt premium amount											$ 87,333
Accrued interest																																																											1,776
Proceeds from convertible debt											$ 125,000
Debt instrument, default, interest rate											24.00%
Percentage of outstanding shares of common stock											4.99%
Debt instrument, description											The conversion price for the October 1, 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Debt instrument principal payment											$ 6,000
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member] | Minimum [Member]
Debt instrument, default, interest rate											110.00%
Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 1, 2019 GW Note [Member] | Maximum [Member]
Debt instrument, default, interest rate											150.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Convertible debt principal amount																																																											42,720
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
Debt instrument, interest rate, stated percentage										10.00%
Convertible debt principal amount										$ 108,000																																																	65,280
Debt maturity date										Oct. 03, 2020
Debt premium amount										$ 72,000																																																	28,480
Accrued interest																																																											7,232
Original issue discount										5,000
Proceeds from convertible debt										$ 100,000
Debt instrument, default, interest rate										15.00%
Percentage of outstanding shares of common stock										4.99%
Debt instrument, description										The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.
Debt instrument principal payment										$ 3,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Minimum [Member]
Debt instrument, default, interest rate										110.00%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Maximum [Member]
Debt instrument, default, interest rate										150.00%
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member]
Original issue discount				$ 40,385
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | January 13, 2020 Ader Alef Note [Member]
Debt instrument, interest rate, stated percentage				8.00%
Convertible debt principal amount				$ 75,000																																																							75,000
Debt maturity date				Feb. 19, 2021
Common stock trading volume, percent				24.00%
Legal fees				$ 2,500
Accrued interest																																																											2,164
Original issue discount				$ 3,750
Proceeds from convertible debt	$ 71,250
Debt instrument, default, interest rate	24.00%
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | January 13, 2020 Ader Alef Note [Member] | Minimum [Member]
Debt instrument, default, interest rate				112.00%
Percentage of outstanding shares of common stock				9.99%
Debt instrument, description				The conversion price for the February 19, 2020 LG Capital Note during the first 6 months the February 19, 2020 LG Capital Note is in effect shall be fixed at $0.50 and thereafter shall be equal to a 35% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, LG Capital shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by LG Capital and its affiliates, exceeds 9.99% of the outstanding shares of the Company's common stock.
Securities Purchase Agreement [Member] | LG Capital Funding, LLC [Member] | January 13, 2020 Ader Alef Note [Member] | Maximum [Member]
Debt instrument, default, interest rate				135.00%
GS Capital Financing Agreement [Member]
Convertible debt principal amount																					$ 141,820														$ 141,820	$ 141,820										$ 141,820				$ 141,820
Accrued interest																																																												14,247
August 10, 2017 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																																10.00%
Convertible debt principal amount																																																$ 310,000											8,500	9,000
Debt maturity date																																																Aug. 10, 2019
Common stock trading volume, percent																																																65.00%
Common stock trading days | Integer																																																10
Accrued interest																																																											22,168
Debt conversion of converted amount																																																$ 750											500
Debt instrument, default, interest rate																																																18.00%
Accrued expenses																																																											5,248									155,000	$ 155,000
Embedded derivative, fair value of embedded derivative liability																																																$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																																																												161,000								140,000
Accrued interest																																																												19,418								$ 10,764
January 22, 2018 Securities Purchase Agreement [Member] | January 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																																										8.00%
Convertible debt principal amount																																										$ 153,000																		153,000
Debt maturity date																																								Jan. 22, 2019
Common stock trading volume, percent																																										65.00%
Common stock trading days | Integer																																										10
Legal fees																																								$ 2,500
Accrued interest																																																												6,185
Proceeds from convertible debt																																								150,000
Debt instrument, default, interest rate																																										150.00%
Percentage of outstanding shares of common stock																																										4.99%
Debt conversion, description																																										The conversion price for the January 2018 Power Up Note shall be $32.50, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $50.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $32.50. In the event Market Price is less than $50.00, the conversion price shall be the Variable Conversion Price. As defined in the January 2018 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability																																										$ 180,251
Prepayment penalty																																								153,000
Diligence fees																																								$ 500
March 5, 2018 Securities Purchase Agreement [Member] | March 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																																						8.00%
Convertible debt principal amount																									$ 53,000													$ 53,000
Debt maturity date																																						Mar. 05, 2019
Common stock trading volume, percent																																						65.00%
Common stock trading days | Integer																																						10
Legal fees																																					$ 2,500
Accrued interest																									$ 2,033
Proceeds from convertible debt																																					50,000
Debt instrument, default, interest rate																																						150.00%
Percentage of outstanding shares of common stock																																						4.99%
Debt conversion, description																																						The conversion price for the March 2018 Power Up Note shall be $32.50, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $50.00, the conversion price shall be the greater of 65% of the Market Price (the "Variable Conversion Price") and $32.50. In the event Market Price is less than $50.00, the conversion price shall be the Variable Conversion Price. As defined in the March 2018 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability																																						$ 65,231
Prepayment penalty																																					53,000
Diligence fees																																					$ 500
Pre-payment of interest expenses																																																												20,362
May 15, 2018 Securities Purchase Agreement [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																																		8.00%
Convertible debt principal amount																																		$ 53,000																																$ 53,000
Debt maturity date																																		May 05, 2019
Common stock trading volume, percent																																		65.00%
Common stock trading days | Integer																																		10
Legal fees																																	$ 2,500
Accrued interest																																																																		$ 1,696
Proceeds from convertible debt																																	50,000
Debt instrument, default, interest rate																																		150.00%
Percentage of outstanding shares of common stock																																		4.99%
Debt conversion, description																																		The conversion price for the May 2018 Power Up Note shall be $32.50, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $50.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $32.50. In the event Market Price is less than $50.00, the conversion price shall be the Variable Conversion Price. As defined in the May 2018 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up was restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability																																		$ 33,744
Prepayment penalty																																	53,000
Diligence fees																																	$ 500
Pre-payment of interest expenses																																																												20,715
August 28, 2018 Securities Purchase Agreement [Member] | August 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																									8.00%
Convertible debt principal amount																									$ 53,000																																								$ 53,000
Debt maturity date																									Aug. 28, 2019
Common stock trading volume, percent																									65.00%
Common stock trading days | Integer																									10
Legal fees																								$ 2,500
Accrued interest																																																																	$ 395
Proceeds from convertible debt																								50,000
Percentage of outstanding shares of common stock																									4.99%
Debt default amount percentage																									22.00%
Debt conversion, description																									Any amount of the principal face amount of the August 2018 Power Up Note, starting on February 24, 2019 at a conversion price of shall be $32.50, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $50.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $32.50. In the event Market Price is less than $50.00, the conversion price shall be the Variable Conversion Price. As defined in the August 2018 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability																									$ 396,380
Prepayment penalty																								53,000
Diligence fees																								$ 500
Pre-payment of interest expenses																									$ 500																																			22,047
July 3, 2019 Securities Purchase Agreement [Member]
Convertible debt principal amount																																																											78,000
Accrued interest																																																											3,120
July 3, 2019 Securities Purchase Agreement [Member] | July 3, 2019 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																	8.00%
Convertible debt principal amount																	$ 78,000																																										0
Debt maturity date																	Jul. 03, 2020
Common stock trading volume, percent																	65.00%
Common stock trading days | Integer																	10
Legal fees																$ 2,500
Accrued interest																																																											0
Proceeds from convertible debt																75,000
Debt instrument, default, interest rate																	150.00%
Percentage of outstanding shares of common stock																	4.99%
Debt default amount percentage																	22.00%
Debt conversion, description																	The conversion price for the July 3, 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 3, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability																	$ 155,904
Prepayment penalty																78,000
Diligence fees																$ 500
November 26, 2019 Securities Purchase Agreement [Member]
Convertible debt principal amount																																																											43,000
Accrued interest																																																											1,720
November 26, 2019 Securities Purchase Agreement [Member] | November 26, 2019 Power Up Note [Member]
Debt instrument, interest rate, stated percentage								8.00%
Convertible debt principal amount								$ 43,000																																																			0
Debt maturity date								Nov. 26, 2020
Common stock trading volume, percent								65.00%
Common stock trading days | Integer								10
Legal fees									$ 2,500
Accrued interest																																																											0
Debt instrument, default, interest rate								150.00%
Percentage of outstanding shares of common stock								4.99%
Debt default amount percentage								22.00%
Debt conversion, description								The conversion price for the November 26, 2019 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the November 26, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability								$ 52,222
Prepayment penalty									40,000
Diligence fees									$ 500
January 7, 2020 Power Up Lending Group Securities Purchase Agreement [Member] | January 7, 2020 Power Up Note [Member]
Debt instrument, interest rate, stated percentage							8.00%
Convertible debt principal amount							$ 75,000																																																				75,000
Debt maturity date							Jan. 07, 2021
Common stock trading volume, percent							65.00%
Common stock trading days | Integer							10
Legal fees						$ 2,500
Accrued interest																																																											2,869
Debt instrument, default, interest rate							150.00%
Percentage of outstanding shares of common stock							4.99%
Debt default amount percentage							22.00%
Debt conversion, description							The conversion price for the January 7, 2020 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the January 7, 2020 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability							$ 314,406
Prepayment penalty						72,000
Diligence fees						$ 500
March 12, 2020 Power Up Lending Group Securities Purchase Agreement [Member] | March 12, 2020 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																																																													8.00%
Convertible debt principal amount																																																											43,000		$ 43,000
Debt maturity date			Mar. 12, 2021
Common stock trading volume, percent			65.00%
Common stock trading days | Integer			10
Legal fees		$ 2,500
Accrued interest																																																											1,034
Debt instrument, default, interest rate			150.00%
Percentage of outstanding shares of common stock			4.99%
Debt default amount percentage			22.00%
Debt conversion, description			The conversion price for the March 12, 2020 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the March 12, 2020 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Embedded derivative, fair value of embedded derivative liability																																																													$ 55,929
Prepayment penalty		40,000
Diligence fees		$ 500
June 26, 2018 Securities Purchase Agreement [Member] | June 2018 JSJ Note [Member]
Debt instrument, interest rate, stated percentage																														8.00%
Convertible debt principal amount																			$ 113,000											$ 113,000
Debt maturity date																														Jun. 26, 2019
Proceed from note receivable net																													$ 110,000
Debt premium amount																														$ 60,846
Accrued interest																			$ 4,508
Debt instrument, description																														The Company had the right to prepay the June 2018 JSJ Note until December 23, 2018. If the June 2018 JSJ Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note was prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note was prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Debt instrument principal payment																													$ 3,000
Prepayment penalty																																																												51,380
Redstart Holdings Corp Financing Agreement [Member]
Convertible debt principal amount																																																											133,000
Accrued interest																																																											5,320
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Note [Member] | November 19, 2019 [Member]
Common stock trading volume, percent																		65.00%
Debt instrument, default, interest rate																		22.00%
Debt instrument, description																		The Company had the right to prepay the May 2019 Redstart Holdings Note until November 19, 2019. If the May 2019 Redstart Holdings Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest; if the May 2019 Redstart Holdings Note was prepaid after 91 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 121 days from the issuance date, but prior to 150 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 151 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest.
Embedded derivative, fair value of embedded derivative liability																		$ 166,564
Conversion price, per share | $ / shares																		$ 32.50
Debt instrument market price per share | $ / shares																		$ 50.00
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Debt instrument, interest rate, stated percentage																		8.00%
Convertible debt principal amount																		$ 133,000																																									0	133,000
Debt maturity date																		May 23, 2020
Legal fees																		$ 3,000
Accrued interest																																																											$ 0	$ 1,137
Proceeds from convertible debt																		$ 130,000
Percentage of outstanding shares of common stock																		4.99%